QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	August 31, 2018

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors of Virtus Global Dividend & Income Fund Inc. (“Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution of $0.113 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at:
http://www.virtus.com/our-products/closed-end-fund-details/ZTR.

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Dividend & Income Fund Inc. Shareholder:

Enclosed is the quarterly report for the Virtus Global Dividend & Income Fund Inc. (ZTR) for the period ended August 31, 2018.

For the three months ended August 31, 2018, the fund’s NAV return increased 3.16%, including $0.339 in reinvested distributions, and its market price return increased 10.26%. The options overlay strategy contributed 1.30% to the fund’s NAV return during the period.

During the same period, the fund’s composite benchmark, consisting of 60% Russell Developed Large Cap Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, increased 2.80%, including reinvested dividends. Performance for the composite’s underlying indices over this period included a gain of 4.88% for the Russell Developed Large Cap Index (net) and a gain of 0.02% for the Bloomberg Barclays U.S. Aggregate Bond Index.

We announced in October that Rampart Investment Management has been appointed a subadviser to manage the fund’s options overlay strategy and that Rampart’s Chief Investment Officer, Warun Kumar, was added as a portfolio manager to the fund. Mr. Kumar previously managed the strategy through Newfleet Asset Management. Additional information is contained in the press release located on the fund’s web page at www.virtus.com.

On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Director

Virtus Global Dividend & Income Fund Inc.

October 2018

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

(1)

The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world, calculated on a total return basis with net dividends reinvested.

(2)	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market, calculated on a total return basis.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500 Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018 (Unaudited)

Asset Allocations

The following table presents the portfolio within certain sectors or countries as a percentage of total investments, net of written options as of August 31, 2018.
Common Stocks		62%
Financials	11%
Telecommunication Services	7
Consumer Staples	7
Energy	7
Health Care	6
All other Common Stocks	24
Corporate Bonds and Notes		19
Financials	6
Consumer Discretionary	2
Energy	2
All other Corporate Bonds and Notes	9
Mortgage-Backed Securities		7
Asset-Backed Securities		3
Leveraged Loans		3
U.S. Government Securities		2
Other (including short-term investments)		4

Total		100%

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.8%
U.S. Treasury Bond 2.500%, 2/15/46	$3,680	$3,318
3.000%, 8/15/48	775	771
U.S. Treasury Note 1.375%, 4/30/20	2,885	2,828
1.875%, 2/28/22	735	714
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $7,772)		7,631
MUNICIPAL BONDS—2.1%
California—0.7%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,000	1,511
University of California, Taxable Series B-A 4.428%, 5/15/48	290	293

		1,804

Idaho—0.1%
Idaho Health Facilities Authority Saint Lukes Health System Revenue Taxable 5.020%, 3/1/48	355	364

New York—1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	1,235	1,409
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,515	1,703

		3,112

Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	571
TOTAL MUNICIPAL BONDS
(Identified Cost $5,897)		5,851

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.2%
Argentine Republic 7.625%, 4/22/46	$380	$280
6.875%, 1/11/48	245	171
Dominican Republic 144A 5.950%, 1/25/27(2)	455	464
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(2)	495	477
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	490	458
Republic of Indonesia 144A 8.500%, 10/12/35(2)	440	613
Republic of South Africa 4.300%, 10/12/28	430	378
Sultanate of Oman 144A, 5.375%, 3/8/27(2)	285	272
144A, 5.625%, 1/17/28(2)	200	191
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,636)		3,304
MORTGAGE-BACKED SECURITIES—9.0%
Agency—2.5%
Federal National Mortgage Association
Pool #AS6947, 3.500%, 4/1/46	3,018	3,006
Pool #AS7244, 3.500%, 5/1/46	2,882	2,869
Pool #AS8483, 3.000%, 12/1/46	773	747
Pool #AS9393, 4.000%, 4/1/47	155	158

		6,780

Non-Agency—6.5%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	610	634
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (3 month LIBOR + 5.850%) 3.329%, 6/25/33(1)	87	86

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
AMSR Trust 2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.310%, 11/17/33(1)(2)	$488	$488
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.460%, 11/17/33(1)(2)	100	100
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(1)(2)	140	140
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(2)	385	378
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	395	402
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	175	177
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	270	272
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(2)	685	684
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 4.213%, 12/17/33(1)(2)	490	492
COLT Mortgage Loan Trust Funding LLC 2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	40	40
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	104	104
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.914%, 1/25/34(1)	175	180

	PAR VALUE	VALUE
Non-Agency (continued)
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	$171	$170
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(2)	213	211
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	965	949
Home Equity Mortgage Trust 2005-2, M7, (3 month LIBOR + 1.680%) 3.745%, 7/25/35(1)	120	120
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.239%, 6/25/34(1)	415	422
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	920	936
JPMorgan Chase Mortgage Trust 2014-5, B2 144A, 2.988%, 10/25/29(1)(2)	155	145
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	604	596
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	215	206
2017-5, A1 144A, 3.172%, 10/26/48(1)(2)	710	703
MetLife Securitization Trust 2017-1A, M1 144A 3.663%, 4/25/55(1)(2)	135	134
New Residential Mortgage Loan Trust 2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	672	688
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	198	200
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	219	221

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	$345	$345
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	123	123
Progress Residential Trust 2017-SFR1, B 144A, 3.017%, 8/17/34(2)	335	326
2018-SFR1, B 144A, 3.484%, 3/17/35(2)	300	297
2018-SFR2, B 144A, 3.841%, 8/17/35(2)	185	186
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)	342	340
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(1)	351	341
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A2 4.054%, 4/25/34(1)	152	154
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	610	603
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	185	185
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	200	198
2017-6, A2 144A, 3.000%, 10/25/57(1)(2)	330	311
2018-4, A1 144A, 3.000%, 6/25/58(1)(2)	260	253
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	945	917
Tricon American Homes Trust 2016-SFR1, C 144A, 3.487%, 11/17/33(2)	975	962
2017-SFR1, A 144A, 2.716%, 9/17/34(2)	165	160
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)	223	222

	PAR VALUE	VALUE
Non-Agency (continued)
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)	$146	$145
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)	62	61
Verus Securitization Trust 2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	335	328
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	242	239
2018-2, A1 144A, 3.677%, 6/1/58(1)(2)	421	421
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	675	660

		17,655
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,027)		24,435
ASSET-BACKED SECURITIES—4.3%
Auto Floor Plan—0.4%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A, (1 month LIBOR + 1.750%) 3.815%, 9/27/21(1)(2)	780	781
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(2)	355	353

		1,134

Automobiles—2.4%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(2)	279	279
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(2)	430	429

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles (continued)
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	$436	$431
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	505	504
Exeter Automobile Receivables Trust 2015-2A, C 144A, 3.900%, 3/15/21(2)	580	583
2016-3A, B 144A, 2.840%, 8/16/21(2)	685	684
First Investors Auto Owner Trust 2017-2A, B 144A 2.650%, 11/15/22(2)	415	410
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(2)	505	498
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	400	395
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	525	521
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	415	409
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	505	496
Santander Drive Auto Receivables Trust 2016-1, C 3.090%, 4/15/22	290	291
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	505	501

		6,431

Other—1.3%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	355	354

	PAR VALUE	VALUE
Other (continued)
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	$422	$415
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	390	386
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	254	253
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	133	132
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	425	426
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(2)	237	238
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(2)	420	419
2018-1A, A 144A, 3.110%, 6/17/24(2)	253	253
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(2)	189	188
2017-1, A 144A, 3.280%, 1/26/26(2)	224	224
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	414	415

		3,703

Student Loans—0.2%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	505	493
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $11,834)		11,761
CORPORATE BONDS AND NOTES—25.2%
Consumer Discretionary—2.7%
Altice France S.A. 144A 7.375%, 5/1/26(2)	200	197
Beazer Homes USA, Inc. 6.750%, 3/15/25	250	234

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Charter Communications Operating LLC 4.908%, 7/23/25	$430	$438
CSC Holdings LLC 144A 5.375%, 2/1/28(2)	300	288
Discovery Communications LLC 3.950%, 3/20/28	405	385
DISH DBS Corp. 5.875%, 7/15/22	295	283
Dollar General Corp. 4.125%, 5/1/28	405	404
frontdoor, Inc. 144A 6.750%, 8/15/26(2)	175	179
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	135	143
GLP Capital LP 5.750%, 6/1/28	395	419
Graham Holdings Co. 144A 5.750%, 6/1/26(2)	310	317
Horton (D.R.), Inc. 4.750%, 2/15/23	510	524
Lear Corp. 3.800%, 9/15/27	505	476
Lennar Corp. 5.250%, 6/1/26	290	287
4.750%, 11/29/27	275	262
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	275	276
Marriott Ownership Resorts, Inc. 144A 6.500%, 9/15/26(2)	155	158
Meredith Corp. 144A 6.875%, 2/1/26(2)	295	299
PulteGroup, Inc. 6.375%, 5/15/33	280	273
QVC, Inc. 4.375%, 3/15/23(4)	665	657
Tenneco, Inc. 5.000%, 7/15/26	305	271
TRI Pointe Group, Inc. 5.875%, 6/15/24	210	209
Wyndham Worldwide Corp. 4.500%, 4/1/27	280	268

		7,247

	PAR VALUE	VALUE
Consumer Staples—0.8%
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	$345	$344
CVS Health Corp. 2.875%, 6/1/26(4)	700	642
4.300%, 3/25/28	311	309
Flowers Foods, Inc. 4.375%, 4/1/22(4)	330	337
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	420	383
Safeway, Inc. 7.250%, 2/1/31	235	224

		2,239

Energy—2.6%
Anadarko Petroleum Corp. 6.600%, 3/15/46	215	259
Andeavor Logistics LP 4.250%, 12/1/27(4)	420	414
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	115	110
Crestwood Midstream Partners LP 5.750%, 4/1/25	270	276
Enbridge Energy Partners LP 5.875%, 10/15/25	430	473
Energy Transfer Partners LP 4.200%, 4/15/27	430	417
EP Energy LLC 144A 8.000%, 11/29/24(2)	145	145
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	290	300
HollyFrontier Corp. 5.875%, 4/1/26(4)	480	517
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(2)	220	217
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(4)	615	758
MPLX LP 4.875%, 12/1/24(4)	695	722
NuStar Logistics LP 5.625%, 4/28/27	320	319
Range Resources Corp. 5.000%, 3/15/23	210	205

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	$355	$382
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	445	469
Sunoco LP 144A, 4.875%, 1/15/23(2)	140	138
144A, 5.500%, 2/15/26(2)	145	139
TransMontaigne Partners LP 6.125%, 2/15/26	120	113
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	110	110
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	140	144
Valero Energy Partners LP 4.500%, 3/15/28	330	330

		6,957

Financials—8.6%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	495	495
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(6)	485	506
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)(4)	475	476
Ares Capital Corp. 3.500%, 2/10/23	175	168
4.250%, 3/1/25(4)	325	314
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)(4)	675	639
Athene Holding Ltd. 4.125%, 1/12/28	395	371
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	410	378
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	325	297
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	740	679
Bank of America Corp. 3.004%, 12/20/23	339	330
4.200%, 8/26/24	938	942

	PAR VALUE	VALUE
Financials (continued)
Bank of Montreal 3.803%, 12/15/32	$621	$584
BrightSphere Investment Group plc 4.800%, 7/27/26	495	483
Brookfield Finance LLC 4.000%, 4/1/24	598	596
Capital One Financial Corp. 4.200%, 10/29/25(4)	450	443
3.750%, 7/28/26(4)	545	511
Citigroup, Inc. 5.500%, 9/13/25	2,200	2,343
Compass Bank 3.875%, 4/10/25(4)	625	606
FS Investment Corp. 4.250%, 1/15/20	410	411
4.750%, 5/15/22	100	100
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22(4)	455	486
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	436	437
ICAHN Enterprises LP 6.375%, 12/15/25	285	289
Jefferies Financial Group, Inc. 5.500%, 10/18/23	375	390
Jefferies Group LLC
6.875%, 4/15/21	59	64
5.125%, 1/20/23	95	99
4.850%, 1/15/27	250	248
JPMorgan Chase & Co. 3.300%, 4/1/26(4)	920	887
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	535	586
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)(4)	610	620
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)(4)	520	552
Manulife Financial Corp. 4.150%, 3/4/26(4)	540	548
Morgan Stanley 4.100%, 5/22/23	385	388
3.125%, 7/27/26	955	892
Navient Corp. 7.250%, 9/25/23	100	105
6.750%, 6/25/25	210	209

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Prudential Financial, Inc. 5.875%, 9/15/42	$165	$176
5.625%, 6/15/43(6)	400	418
Santander Holdings USA, Inc. 3.700%, 3/28/22	425	422
4.400%, 7/13/27	185	180
Societe Generale S.A. 144A 4.750%, 11/24/25(2)(4)	500	499
Springleaf Finance Corp. 6.875%, 3/15/25	180	180
Synchrony Financial 3.950%, 12/1/27	360	328
Trinity Acquisition plc 4.400%, 3/15/26	200	200
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	430	315
UBS AG 7.625%, 8/17/22(4)	1,235	1,372
Wells Fargo & Co. 3.550%, 9/29/25	285	279
Series S, 5.900%(4)(5)	585	593

		23,434

Health Care—2.0%
AbbVie, Inc. 3.600%, 5/14/25	485	473
3.200%, 5/14/26	305	287
Allergan Sales LLC 144A 4.875%, 2/15/21(2)	184	190
AmerisourceBergen Corp. 3.450%, 12/15/27	335	314
Anthem, Inc. 3.650%, 12/1/27	126	120
4.101%, 3/1/28	365	358
Bausch Health Cos., Inc. 144A, 6.500%, 3/15/22(2)	25	26
144A, 7.000%, 3/15/24(2)	40	42
144A, 5.500%, 11/1/25(2)	210	209
Becton Dickinson & Co. 3.363%, 6/6/24	89	86
3.700%, 6/6/27	370	354
Cardinal Health, Inc. 3.200%, 3/15/23	325	316
3.410%, 6/15/27	185	170

	PAR VALUE	VALUE
Health Care (continued)
Centene Corp. 144A 5.375%, 6/1/26(2)	$65	$67
Elanco Animal Health Inc 144A 4.900%, 8/28/28(2)	80	81
Endo Dac 144A 6.000%, 7/15/23(2)	275	237
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	85	91
HCA, Inc. 5.375%, 2/1/25	175	177
HLF Financing S.a.r.l. LLC 144A 7.250%, 8/15/26(2)	200	203
Mylan, Inc. 4.200%, 11/29/23(4)	500	498
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	255	266
Tenet Healthcare Corp. 4.625%, 7/15/24	150	147
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	145	120
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25(4)	665	641

		5,473

Industrials—0.9%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	345	333
CNH Industrial N.V. 4.500%, 8/15/23	359	366
3.850%, 11/15/27	222	213
Masco Corp. 5.950%, 3/15/22	213	229
4.450%, 4/1/25	140	142
Oshkosh Corp. 4.600%, 5/15/28	459	461
Owens Corning 3.400%, 8/15/26(4)	495	459
Pitney Bowes, Inc. 4.375%, 5/15/22	410	374

		2,577

Information Technology—1.3%
Arrow Electronics, Inc. 3.875%, 1/12/28	420	397

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology (continued)
Broadcom Corp. 3.000%, 1/15/22	$185	$180
3.625%, 1/15/24	340	329
CDK Global, Inc. 5.875%, 6/15/26	275	282
Citrix Systems, Inc. 4.500%, 12/1/27	380	369
Dell International LLC 144A, 6.020%, 6/15/26(2)	100	106
144A, 8.100%, 7/15/36(2)	230	272
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	330	340
Jabil, Inc. 3.950%, 1/12/28	325	310
Verisk Analytics, Inc. 4.000%, 6/15/25	470	466
VMware, Inc. 2.950%, 8/21/22	216	210
3.900%, 8/21/27	233	221

		3,482

Materials—1.8%
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	525	484
ArcelorMittal 6.125%, 6/1/25	305	332
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(6)	410	450
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	425	401
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	425	399
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	295	296
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	935	937
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	155	152
144A, 5.000%, 5/1/25(2)	205	198
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(2)	430	271
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	430	431

	PAR VALUE	VALUE
Materials (continued)
United States Steel Corp. 6.250%, 3/15/26	$235	$234
Vulcan Materials Co. 3.900%, 4/1/27	425	409

		4,994

Real Estate—2.1%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	292
Corporate Office Properties LP 3.600%, 5/15/23(4)	660	643
EPR Properties 4.750%, 12/15/26	620	613
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	435	414
Hospitality Properties Trust 4.950%, 2/15/27	510	507
Kilroy Realty LP 4.375%, 10/1/25	475	479
LifeStorage LP 3.500%, 7/1/26	455	427
3.875%, 12/15/27	165	157
MPT Operating Partnership LP 6.375%, 3/1/24	50	53
5.500%, 5/1/24	190	192
5.000%, 10/15/27	170	167
National Retail Properties, Inc. 4.000%, 11/15/25	150	149
Physicians Realty LP 3.950%, 1/15/28	435	411
Select Income REIT 4.500%, 2/1/25	470	456
Welltower, Inc. 4.000%, 6/1/25(4)	500	496
WP Carey, Inc. 4.600%, 4/1/24(4)	400	406

		5,862

Telecommunication Services—1.4%
AT&T, Inc. 144A 6.375%, 6/1/28(2)	2,000	2,162

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services (continued)
Frontier Communications Corp. 7.625%, 4/15/24	$310	$195
144A, 8.500%, 4/1/26(2)	125	118
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	163	162
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	400	374
Verizon Communications, Inc. 4.125%, 3/16/27	715	718

		3,729

Utilities—1.0%
Duke Energy Corp. 2.650%, 9/1/26	505	459
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	410	388
Exelon Corp. 3.497%, 6/1/22	605	598
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	520	529
PSEG Power LLC 3.850%, 6/1/23	118	118
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	500	508
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	215	201
Vistra Operations Co., LLC 144A 5.500%, 9/1/26(2)	45	46

		2,847
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $71,227)		68,841
LEVERAGED LOANS(1)—3.5%
Aerospace—0.0%
TransDigm, Inc. Tranche E, (1 month LIBOR + 2.500%) 4.576%, 5/30/25	125	124

	PAR VALUE	VALUE
Consumer Durables—0.1%
Fluidra, S.A., (1 month LIBOR + 2.250%) 4.326%, 7/2/25	$70	$70
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.080%, 9/29/24	144	143

		213

Consumer Non-Durables—0.1%
Herbalife Nutrition Ltd. Tranche B, (1 month LIBOR + 3.250%) 5.326%, 8/8/25	40	40
Kronos Acquisition Intermediate, Inc., (1 month LIBOR + 4.000%) 6.065%, 5/15/23	280	278

		318

Financial—0.0%
Franklin Square Holdings LP, (3 month LIBOR + 2.500%) 4.625%, 8/1/25	50	50
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.567%, 3/7/23	10	10

		60

Food and Drug—0.1%
Albertson’s LLC Tranche B-4, (1 month LIBOR + 2.750%) 4.826%, 8/25/21	255	255

Food/Tobacco—0.2%
Aramark Intermediate HoldCo Corp. Tranche B-3, (3 month LIBOR + 1.750%) 4.084%, 3/11/25	165	165
CHG PPC Parent LLC First Lien, (1 month LIBOR + 2.750%) 4.826%, 3/31/25	140	139

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Food/Tobacco (continued)
H-Food Holdings, LLC, (1 month LIBOR + 3.000%) 5.065%, 5/23/25	$35	$35
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	252	252

		591

Gaming/Leisure—0.6%
Aristocrat Leisure Ltd. Tranche B-3, (2 month LIBOR + 1.750%) 4.098%, 10/19/24	288	287
Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.473%, 12/1/23	45	45
GVC Holdings plc Tranche B-2, (1 month LIBOR + 2.500%) 4.576%, 3/29/24	185	185
Playa Resorts Holding B.V., (1 month LIBOR + 2.750%) 4.830%, 4/29/24	213	211
Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 4.826%, 8/14/24	209	209
Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 3.826%, 7/8/24	268	269
Station Casinos LLC Tranche B, (1 month LIBOR + 2.500%) 4.580%, 6/8/23	241	241
Wyndham Hotels & Resorts, Inc. Tranche B, (1 month LIBOR + 1.750%) 3.826%, 5/30/25	350	350

		1,797

	PAR VALUE	VALUE
Healthcare—0.3%
Bausch Health Cos., Inc., (1 month LIBOR + 3.000%) 5.081%, 6/2/25	$44	$45
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.000%) 5.209%, 6/7/23	297	298
Endo Luxembourg Finance Co. S.a.r.l., (1 month LIBOR + 4.250%) 6.375%, 4/29/24	124	124
Iqvia, Inc. Tranche B-3, (3 month LIBOR + 1.750%) 4.084%, 6/11/25	275	275
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.826%, 4/29/22	132	133

		875

Housing—0.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.076%, 10/31/23	349	348
Capital Automotive LP Tranche B-2, (1 month LIBOR + 2.500%) 4.580%, 3/25/24	380	380

		728

Information Technology—0.3%
BMC Software Finance, Inc., (3 month LIBOR + 4.250%) 0.000%, 9/1/25(9)	285	285
Rackspace Hosting, Inc. Tranche B, (3 month LIBOR + 3.000%) 5.265%, 11/3/23	388	385

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology (continued)
Renaissance Holding Corp. First Lien, (3 month LIBOR + 3.250%) 5.584%, 5/30/25	$60	$60

		730

Manufacturing—0.1%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.000%) 5.076%, 8/18/24	171	172

Media/Telecom - Cable/Wireless Video—0.2%
Altice US Finance I Corp. 2017 Refinancing, (1 month LIBOR + 2.250%) 4.326%, 7/28/25	279	279
Telenet Financing USD LLC, (1 month LIBOR + 2.250%) 4.313%, 8/15/26	210	207

		486

Media/Telecom - Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.576%, 2/28/25	294	293

Media/Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.826%, 1/31/25	638	630
Level 3 Financing, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.317%, 2/22/24	335	335

		965

	PAR VALUE	VALUE
Media/Telecom - Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, (3 month LIBOR + 3.250%) 5.570%, 5/27/24	$25	$23
SBA Senior Finance II LLC, (1 month LIBOR + 2.000%) 4.080%, 4/11/25	155	155

		178

Metals/Minerals—0.1%
Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.050%, 6/1/25	210	207

Service—0.2%
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 6.076%, 11/8/24	250	252
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.830%, 2/1/23	193	193

		445

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.580%, 11/6/24	219	219

Utility—0.3%
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien, (1 month LIBOR + 3.750%) 5.826%, 8/1/25	220	221
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.084%, 6/30/23	244	243

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Utility (continued)
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.076%, 8/4/23	$160		$160
(1 month LIBOR + 2.000%) 4.068%, 12/31/25	160		160

			784
TOTAL LEVERAGED LOANS (Identified Cost $9,459)			9,440

	SHARES
PREFERRED STOCKS—1.0%
Financials—1.0%
Huntington Bancshares, Inc. Series E, 5.700%	280	(7)	279
JPMorgan Chase & Co. Series Z, 5.300%(4)	550	(7)	562
KeyCorp Series D, 5.000%(8)	270	(7)	266
M&T Bank Corp. Series F, 5.125%(8)	355	(7)	353
MetLife, Inc. Series D, 5.875%	156	(7)	161
PNC Financial Services Group, Inc. (The) Series R, 4.850%(4)	535	(7)	536
Series S, 5.000%(4)	485	(7)	485
TOTAL PREFERRED STOCKS
(Identified Cost $2,663)			2,642
COMMON STOCKS—83.8%
Consumer Discretionary—3.5%
Compass Group plc Sponsored ADR	113,578		2,479
Las Vegas Sands Corp.	108,110		7,073

			9,552

Consumer Staples—9.4%
Altria Group, Inc.	71,157		4,164
British American Tobacco plc Sponsored ADR	47,279		2,287

	SHARES	VALUE
Consumer Staples (continued)
Clorox Co. (The)	39,680	$5,753
Coca-Cola Co. (The)	158,980	7,086
Imperial Brands plc	57,340	2,040
Imperial Brands plc Sponsored ADR	121,477	4,317

		25,647

Energy—8.8%
Royal Dutch Shell plc Class B Sponsored ADR	154,140	10,386
TOTAL S.A. Sponsored ADR	108,830	6,828
Vermilion Energy, Inc.	214,518	6,800

		24,014

Financials—15.2%
Bank of Hawaii Corp.	36,520	3,036
HSBC Holdings plc	243,930	2,115
HSBC Holdings plc Sponsored ADR	156,755	6,899
Royal Bank of Canada	99,109	7,881
Sabre Insurance Group plc	968,000	3,489
SCOR SE Sponsored ADR	1,329,587	5,318
Tokio Marine Holdings, Inc.	86,870	4,095
Zurich Insurance Group AG ADR	283,280	8,620

		41,453

Health Care—8.7%
AstraZeneca plc Sponsored ADR	120,270	4,611
GlaxoSmithKline plc	94,260	1,907
GlaxoSmithKline plc Sponsored ADR	172,460	6,985
Merck & Co., Inc.	97,430	6,683
Sonic Healthcare Ltd. Sponsored ADR	190,944	3,614

		23,800

Industrials—6.6%
ABB Ltd. Registered Shares	205,410	4,843
Air New Zealand Ltd.	1,988,670	4,342
Port of Tauranga Ltd.	558,800	1,874
Waste Management, Inc.	26,660	2,423

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials (continued)
Watsco, Inc.	26,260	$4,595

		18,077

Information Technology—4.7%
Analog Devices, Inc.	31,150	3,079
Cisco Systems, Inc.	48,830	2,333
Paychex, Inc.	44,110	3,231
Tieto OYJ	129,880	4,215

		12,858

Materials—2.3%
Sonoco Products Co.	109,440	6,133

Real Estate—7.5%
Crown Castle International Corp.	51,970	5,926
Lamar Advertising Co. Class A	103,142	7,947
Realty Income Corp.	109,745	6,428

		20,301

Telecommunication Services—9.8%
AT&T, Inc.	202,083	6,454
BCE, Inc.	238,830	9,737
Spark New Zealand Ltd.	3,997,540	10,553

		26,744

Utilities—7.3%
Duke Energy Corp.	93,300	7,580
Fortis, Inc.	190,730	6,241
WEC Energy Group, Inc.	89,850	6,072

		19,893
TOTAL COMMON STOCKS (Identified Cost $222,976)		228,472
EXCHANGE-TRADED FUND—0.3%
iShares iBoxx High Yield Corporate Bond Index Fund(10)	8,200	708
TOTAL EXCHANGE-TRADED FUND (Identified Cost $701)		708
TOTAL LONG-TERM INVESTMENTS—133.2%
(Identified Cost $361,192)		363,085	(11)

SHARES		VALUE
SHORT-TERM INVESTMENTS—2.0%
Purchased Options—0.1%
(See the open purchased options table on page 19 for the detailed information)
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $582)		$294
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.840%)(10)	5,237,538	5,238	(11)
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,820)		5,532
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—135.2%
(Identified Cost $367,012)		368,617
WRITTEN OPTIONS—(0.3)%
(See the open written options table on page 19 for the detailed information)
TOTAL WRITTEN OPTIONS—(0.3)%
(Premiums Received $1,203)		(738)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.9%
(Identified Cost $365,809)		367,879
Other assets and liabilities, net—(34.9)%		(95,109)

NET ASSETS—100.0%		$272,770

Abbreviations

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of August 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to a value of $47,509 or 17.4% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	Value shown as par value.
(8)	Interest may be forfeited.
(9)	This loan will settle after August 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered and its prospectus and annual reports are publicly available.
(11)	All or a portion of the portfolio is segregated as collateral for borrowings.

Country Weightings†
United States	59%
United Kingdom	13
Canada	9
New Zealand	5
Switzerland	4
France	3
Australia	1
Other	6
Total	100%

†	% of total investments net of written options as of August 31, 2018.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

Open Purchased Options contracts as of August 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	464	$139,200	$3,000	9/4/18	$2
S&P 500® Index	631	188,669	2,990	9/5/18	6
S&P 500® Index	151	45,225	2,995	9/7/18	3
S&P 500® Index	504	152,712	3,030	9/10/18	1
S&P 500® Index	689	208,767	3,030	9/12/18	3
S&P 500® Index	151	45,904	3,040	9/14/18	8

					23

Put Options
S&P 500® Index	464	125,280	2,700	9/4/18	10
S&P 500® Index	631	171,632	2,720	9/5/18	38
S&P 500® Index	151	41,374	2,740	9/7/18	14
S&P 500® Index	504	138,852	2,755	9/10/18	64
S&P 500® Index	689	190,164	2,760	9/12/18	107
S&P 500® Index	151	41,676	2,760	9/14/18	38

					271

Total Purchased Options					$294

Open Written Options contracts as of August 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	464	$136,184	$2,935	9/4/18	$(8)
S&P 500® Index	631	184,883	2,930	9/5/18	(65)
S&P 500® Index	151	44,470	2,945	9/7/18	(15)
S&P 500® Index	504	149,688	2,970	9/10/18	(27)
S&P 500® Index	689	204,978	2,975	9/12/18	(48)
S&P 500® Index	151	45,149	2,990	9/14/18	(11)

					(174)

Put Options
S&P 500® Index	464	128,296	2,765	9/4/18	(14)
S&P 500® Index	631	175,418	2,780	9/5/18	(29)
S&P 500® Index	151	42,129	2,790	9/7/18	(18)
S&P 500® Index	504	141,876	2,815	9/10/18	(153)
S&P 500® Index	689	193,954	2,815	9/12/18	(289)
S&P 500® Index	151	42,431	2,810	9/14/18	(61)

					(564)

Total Written Options					$(738)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at August 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$11,761	$—	$11,761
Corporate Bonds And Notes	68,841	—	68,841
Foreign Government Securities	3,304	—	3,304
Leveraged Loans	9,440	—	9,440
Mortgage-Backed Securities	24,435	—	24,435
Municipal Bonds	5,851	—	5,851
U.S. Government Securities	7,631	—	7,631
Equity Securities:
Common Stocks	228,472	228,472	—
Preferred Stocks	2,642	—	2,642
Exchange-Traded Fund	708	708	—
Money Market Mutual Fund	5,238	5,238	—
Purchased Options	294	182	112

Total Investments before Written Options	$368,617	$234,600	$134,017

Written Options	$(738)	$(738)	$—

Total Investments Net of Written Options	$367,879	$233,862	$134,017

There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2018.

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at August 31, 2018.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)

AUGUST 31, 2018

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: December 31, 2017		$319,176		$13.05
Net investment income*	$6,145		$0.25
Net realized and unrealized gain on investments	(31,222)		(1.28)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(22,143)		(0.90)
Capital share transactions:
Issuance of common stock related to reinvestment of distributions	814		—

Net increase (decrease) in net assets/net asset value	(46,406)		(1.93)

End of period: August 31, 2018		$272,770		$11.12

*	Calculated using average shares outstanding.
**

Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2018, we estimate that 27.7% of distributions will represent net investment income, and 72.3% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2018 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Global Dividend & Income Fund Inc. is a closed-end, diversified management investment company registered under the Investment Company Act of 1940 (the “Act”). The Fund follows the accounting and reporting guidance of of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loans with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a Leveraged loans by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated as collateral for outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

For the period ended August 31, 2018, the average daily premiums paid by the Fund for purchased options were $544, and the average daily premiums received by the Fund for written options were $1,103.

Note 3. Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At August 31, 2018, the Fund did not hold any securities that were illiquid or restricted.

Note 4. Regulatory Matters And Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Kayne Anderson Rudnick Investment Management Co. (“KAR”) and Newfleet Asset Management LLC (“Newfleet”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 5. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

Effective October 15, 2018, Rampart Investment Management, an investment management affiliate of Virtus Investment Partners that specializes in options strategies, has been appointed as an additional investment subadviser to manage the existing options overlay strategy on the Fund. Warun Kumar, chief investment officer, Rampart, who previously managed the strategy through Newfleet Asset Management, has been added as a portfolio manager to the Fund.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Frances G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Julia R. Short, Senior Vice President

William Renahan, Vice President, Chief Legal Officer, and Secretary

Nancy Engberg, Senior Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Fund Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street NW

7th Floor

Washington D.C. 20006

This report is transmitted to the shareholders of Virtus Global Dividend & Income Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

Q3	08-18

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940